5. GROUP STRUCTURE (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Group Structure Details 2Abstract
Net cash (used in) generated by operating activities	$ (1,726)	$ 3,291	$ 2,902
Net cash used in investing activities	0	(1,897)	(1,238)
Net cash generated by (used in) financing activities	1,565	(1,168)	(1,726)
(Decrease) increase in cash and cash equivalents from discontinued operations	(161)	226	(62)
Cash and cash equivalents at the begining of the year	238	142	275
Loss on net monetary position generated by cash and cash equivalents	(77)	(130)	(60)
(Decrease) increase in cash and cash equivalents	(161)	226	(62)
Cash and cash equivalents at the end of the year	$ 0	$ 238	$ 142